Fair Value Measurements - Schedule of Reconciliation of Liabilities Measured at Fair Value (Details) - 2020 Simple Agreements For Future Equity [Member] - Simple Agreements for Future Equity [Member] - Level 3 [Member] - USD ($)
$ in Thousands
	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
2020 SAFEs issued	$ 7,115
Change in fair value during the period	7,693
Balance	$ 14,808
Conversion into shares of convertible preferred stock		$ (14,808)
Balance		$ 0